Related Party Transactions - Promissory notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)		139,423	12,796,353	259,070
Difference between purchase price and fair value	$ 8,607,549		$ 29,176,000	$ 4,734,000
Class B Common Stock
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)	365,605	11,147,195	365,605
Employees | Class B Common Stock
Related Party Transaction [Line Items]
Stock issued (in shares)				855,688
Shares issued (in dollars per share)				$ 7.01
Difference between purchase price and fair value				$ 3,400,000
Shares issued, fair value (in dollars per share)				$ 3.06
Promissory Note Agreement
Related Party Transaction [Line Items]
Due from employees				$ 700,000
Amounts of transaction		$ 18,500,000	$ 8,600,000
Transaction, interest rate			3.25%
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of options (in shares)	139,000	619,000	1,545,000	259,000
Partial Recourse Promissory Notes
Related Party Transaction [Line Items]
Options exercisable (in shares)				9,271,877
Due from employees	$ 200,000		$ 200,000	$ 10,400,000
Partial Recourse Promissory Notes | Employees | Class B Common Stock
Related Party Transaction [Line Items]
Due from employees				$ 400,000